Retirement Benefit Obligations - Schedule of Assumptions Used (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Postretirement Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.50%	5.50%	4.60%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate for PBO	5.50%	4.60%	2.40%
Discount rate for service cost	5.50%	4.90%	2.80%
Discount rate for interest on PBO	5.60%	4.30%	1.70%
Domestic Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.60%	5.40%	4.90%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate for PBO	5.40%	4.90%	2.90%
Discount rate for service cost			3.30%
Discount rate for interest on PBO	5.50%	4.60%	2.20%
Expected return on plan assets	6.00%	5.50%	5.80%
Foreign Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.20%	5.40%	3.90%
Rate of increase in future compensation	2.90%	3.90%	3.90%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate for PBO	5.40%	3.90%	1.90%
Discount rate for service cost	5.40%	4.80%	1.80%
Discount rate for interest on PBO	5.70%	3.80%	1.60%
Expected return on plan assets	5.40%	3.90%	3.30%
Rate of increase in future compensation	3.90%	3.90%	3.60%